PIMCO Funds: Pacific Investment Management Series

Supplement dated June 13, 2003 to the
Class A, B and C Prospectus dated February 28, 2003

Disclosure relating to the PIMCO All Asset Fund

The following information supplements the information appearing on the "Fund Summary" page in the prospectus:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated June 13, 2003 to the
All Asset Fund Class A, B and C Standalone Prospectus dated April 21, 2003

The following information supplements the information appearing on the "Fund Summary" page in the prospectus:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated June 13, 2003 to the
Class D Prospectus dated February 28, 2003

Disclosure relating to the PIMCO All Asset Fund

The following information supplements the information appearing on the "Fund Summary" page in the prospectus:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated June 13, 2003 to the
All Asset Fund Class D Standalone Prospectus dated April 21, 2003

The following information supplements the information appearing on the "Fund Summary" page in the prospectus:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated June 13, 2003 to the
Institutional and Administrative Class Prospectus dated November 26, 2002

Disclosure relating to the PIMCO All Asset Fund

The following information supplements the information appearing on the "Fund Summary" page in the prospectus:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated June 13, 2003 to the
Real Return Prospectus dated July 31, 2002

Disclosure relating to the PIMCO All Asset Fund

The following information supplements the information appearing on the "Fund Summary" page in the prospectus:

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the Lehman Global Real: U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund's secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI") (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

Investors Should Retain This Supplement For Future Reference